Unaudited Condensed Consolidated statements of Shareholders' Equity (Parentheticals) - $ / shares	1 Months Ended		6 Months Ended
	May 31, 2023	Feb. 28, 2023	Jun. 30, 2023	Jun. 30, 2022
Dividends, per share (in dollars per share)	$ 0.50	$ 0.50	$ 1.00	$ 0.50